SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [abstract]
Schedule of interests in subsidiaries
The following table presents the details of the company’s subsidiaries with significant non-controlling interests:

	Jurisdiction of Formation	Ownership Interest Held by Non-Controlling Interests[1,2]
AS AT DEC. 31		2018	2017
Brookfield Property Partners L.P. (“BPY”)	Bermuda	46.2%	30.6%
Brookfield Renewable Partners L.P. (“BEP”)	Bermuda	39.5%	39.8%
Brookfield Infrastructure Partners L.P. (“BIP”)	Bermuda	70.5%	70.1%
Brookfield Business Partners L.P. (“BBU”)	Bermuda	32.0%	32.0%

1.
Control and associated voting rights of the limited partnerships (BPY, BEP, BIP and BBU) resides with their respective general partners which are wholly owned subsidiaries of the company. The company’s general partner interest is entitled to earn base management fees and incentive payments in the form of incentive distribution rights or performance fees.

2.
The company’s ownership interest in BPY, BEP, BIP and BBU includes a combination of redemption-exchange units (REUs), Class A limited partnership units, special limited partnership units, general partnership units and units or shares that are exchangeable for units in our listed partnerships, in each subsidiary, where applicable. Each of BPY, BEP, BIP and BBU’s partnership capital includes its Class A limited partnership units whereas REUs and general partnership units are considered non-controlling interests for the respective partnerships. REUs share the same economic attributes in all respects except for the redemption right attached thereto. The REUs and general partnership units participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the Class A limited partnership units of the subsidiary.

The following tables contain summarized financial information of the Corporation, BFI, BFL, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE YEAR ENDED DEC. 31, 2018 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the Corporation other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$810	$43	$53	$163	$62,984	$(7,282)	$56,771
Net income attributable to shareholders	3,584	(46)	(1)	145	4,506	(4,604)	3,584
Total assets	59,105	4,330	13	3,296	271,534	(81,997)	256,281
Total liabilities	29,290	2,909	6	2,198	154,458	(29,730)	159,131

AS AT AND FOR THE YEAR ENDED DEC. 31, 2017 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the Corporation other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$168	$30	$43	$22	$44,908	$(4,385)	$40,786
Net income attributable to shareholders	1,462	—	—	59	2,019	(2,078)	1,462
Total assets	53,688	1,060	757	3,761	206,907	(73,453)	192,720
Total liabilities	25,444	1,042	756	2,309	113,336	(30,039)	112,848

1.	This column accounts for investments in all subsidiaries of the Corporation under the equity method.

2.	This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFL and BIC on a combined basis.

3.	This column includes the necessary amounts to present the company on a consolidated basis.